INVESTMENTS	6 Months Ended
Jun. 30, 2021
INVESTMENTS
INVESTMENTS

5.    INVESTMENTS

Long-term Investments

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
Carrying amount of equity investments without readily determinable fair value	44,044	43,181	6,688
Carrying amount of equity method investments	55,928	20,849	3,229
Carrying amount of long-term investments	99,972	64,030	9,917

5.    INVESTMENTS (continued)

Equity investments - without readily determinable fair value

Equity investments - without readily determinable fair value consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
Equity investments without readily determinable fair value
Private companies	48,810	48,553	7,520
Limited partnerships	20,342	19,615	3,038
Cost of equity investments without readily determinable fair value	69,152	68,168	10,558
Impairment on equity investments without readily determinable fair value	(25,108)	(24,987)	(3,870)
Carrying amount of equity investments without readily determinable fair value	44,044	43,181	6,688

Private companies

In March 2015, the Group acquired 10% of the share capital of Hzone Holding Company, a non-listed company, for a cash consideration of US$2,000. In March 2016, the Group transferred 10% of the share capital of Hzone Holding Company, to its VIE Beijing Huizhong Wealth Investment Management Co., Ltd.

In August 2015, the Group acquired 1.29% of the share capital of Topgame Global Limited, a non-listed company, for a cash consideration of US$1,373. The Group also acquired 1.29% of the share capital of its VIEs, Caicaihudong (Beijing) Technology Co., Ltd. and Youwang Technology (Shanghai) Co., Ltd., for cash consideration of RMB13 and RMB477, respectively.

In June 2016, the Group acquired 0.84% of the share capital of Beijing Weisaishidai Sports Technology Co., Ltd, for a cash consideration of RMB10,000. The equity interest was subsequently diluted to 0.83% in 2018 due to increase in shareholder of Beijing Weisaishidai Sports Technology Co., Ltd.

In November 2016, the Group acquired 2% of the share capital of Techelix Co., Ltd, a non-listed company, for a cash consideration of US$600. In February 2018, the Group made an additional investment of US$300 in Techelix Co., Ltd. In June 2018, the Group transferred the equity investment of US$50 to a third party. The equity interest was diluted to 1.98% in 2018 and to 1.65% in 2019 due to increase in shareholder of Techelix Co., Ltd.

In March 2017, the Group acquired 5% of the share capital of Cheerful Interactive Limited, a non-listed company, for a cash consideration of US$1,250. The equity interest was subsequently diluted to 3.92% in 2018 due to increase in shareholder of Cheerful Interactive Limited.

Limited partnerships

In June 2014, the Group and Danhua Capital L.P (“Danhua”) entered into a subscription agreement, whereby the Group agreed to purchase limited partnership interest in Danhua’s fund (the “Fund”) in the amount of US$1,000, which entitles the Group an aggregate equity interest of approximately 1.1% in the Fund. As of June 30, 2021, the Group received US$48 in dividend and US$183 in return of principal from Danhua.

5.    INVESTMENTS (continued)

Limited partnerships (continued)

The Fund’s investment strategy is primarily to invest in emerging companies operating in the USA and PRC. The Fund’s investments are focused in the technology, media and telecommunications sectors. The Fund is scheduled to be in existence until November 15, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In June 2015, the Group and Beijing Heimatuoxin Venture Capital L.P. (“Heimatuoxin”) entered into a subscription agreement, whereby the Group agreed to purchase 3.49% limited partnership interest in Heimatuoxin for the total amount of RMB3,000. As of June 30, 2021, the Group received RMB679 in dividend and RMB858 in return of principal from Heimatuoxin.

Heimatuoxin’s investment strategy is primarily to invest in emerging companies operating in the PRC. Heimatuoxin’s investments are focused in the technology, media and telecommunications sectors. Heimatuoxin is scheduled to be in existence until April 16, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement, which was extended for two years to April 16, 2023 in July 2020.

In June 2016, the Group and Shanghai Jingyan Corporate Development Centre L.P. (“Jingyan”) entered into a subscription agreement, whereby the Group agreed to purchase 4.64% limited partnership interest in Jingyan for a total amount of RMB6,000. The limited partnership interest was diluted to 4.31% in 2018 because of the joining of additional limited partners. As of June 30, 2021, the Group received RMB2,203 in dividend and RMB60 in return of principal from Jingyan.

Jingyan’s investments are focused in the consulting services of corporate management, business information, exhibition, media and telecommunications sectors. Jingyan is scheduled to be in existence until the fifth anniversary of the Initial Contribution Date, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In December 2016, the Group and zPark Capital II,L.P. (“zPark”) entered into a subscription agreement, whereby the Group agreed to purchase 2% limited partnership interest in Zpark for a total amount of US$1,000. The limited partnership interest was diluted to 1.64% in 2019 due to the joining of additional limited partners. As of June 30, 2021, the Group received US$270 in dividend and US$56 in return of principal from zPark.

zPark’s investment strategy is primarily to make venture capital investments, principally by investing in and holding equity and equity-oriented securities of privately held early-stage technology companies, with an emphasis on companies with a connection to China, Japan and other Asia markets. The general purposes of zPark are to buy, hold, sell and otherwise invest in Securities, whether readily marketable or not; to exercise all rights, powers, privileges and other incidents of ownership or possession with respect to Securities held or owned by zPark; to enter into, make and perform all contracts and other undertakings. zPark is scheduled to be in existence until the tenth anniversary of the Initial Contribution Date, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amount of the Group’s equity investments measured using the measurement alternative was RMB69,152, net of RMB25,108 in accumulated impairment and RMB68,168 (US$10,558), net of RMB24,987 (US$3,870) in accumulated impairment as of December 31, 2020 and June 30,2021, respectively. There was no impairment recognized for the six months ended June 30, 2020 and 2021.

5.    INVESTMENTS (continued)

Equity method investments

Equity method investments consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
Equity Method Investments
Private company	9,000	10,000	1,549
Listed company	283,252	—	—
Limited partnership	12,380	12,325	1,909
Cost of equity method investments	304,632	22,325	3,458
Impairment on equity investment	(206,522)	(2,657)	(412)
Loss from equity method investment	(42,182)	1,181	183
Carrying amount of equity method investments	55,928	20,849	3,229

Private company

In May 2018, the Group acquired 45% of the share capital of Shenzhen Jinyingzaixian Technology Service Co., Ltd. (“Jinyingzaixian”), a non-listed company, through Shenzhen KaishengJinfu Enterprise Management Co., Ltd., for a cash consideration of RMB9,000.

In June 2021, the Group disposed 20% of the share capital of Jinyingzaixian for a cash consideration of RMB2,726.

Jinyingzaixian is principally engaged in spot commodity trading services in China. The Group’s proportionate share of Jinyingzaixian’s net income (loss) recognized in the condensed consolidated statements of comprehensive loss were RMB4,008 and RMB(2,571) (US$398) during the six months ended June 30, 2020 and 2021, respectively.

In August 2018, Loto Interactive acquired 20% of the share capital of Guangzhou Sentai Information Technology Co., Ltd. (“Guangzhou Sentai”), a non-listed company, through Zhejiang Keying Ltd., for a cash consideration of RMB5,000.

Guangzhou Sentai is principally engaged in operating a self-media called www.shilian.com providing updated blockchain information. The proportionate share of Guangzhou Sentai’s net income recognized in the unaudited interim condensed consolidated statements of comprehensive loss were RMB179 (US$28) from March 31, 2021, the acquisition date of Loto Interactive, to June 30, 2021.

Publicly listed company

On June 6, 2017, the Company acquired from Melco Lott Ventures Holdings Limited an aggregate of 1,278,714,329 shares (the “Sale Shares”) of Loto Interactive Limited (“Loto Interactive”, formerly known as MelcoLot Limited), a company listed on the Hong Kong Stock Exchange (Stock Code: 8198), representing approximately 40.65% of Loto Interactive’s existing issued share capital as of the acquisition date. The total consideration paid for the Sale Shares is approximately HK$322.2 million (US$41.3 million), equivalent to approximately HK$0.252 per Sale Share. The Company’s investment in equity shares of Loto Interactive decreased to 40.48% at the end of 2019 due to exercise of share options granted to directors and employees of Loto Interactive and was further diluted to 33.74% due to private placement of Loto Interactive in October 2020.

5.    INVESTMENTS (continued)

Publicly listed company (continued)

On March 31, 2021, the Company completed the subscription for 169,354,839 shares of Loto Interactive, at a price of HK$0.62 per share for a total consideration of HK$105 million (US$13.5 million) in cash (the “Share Subscription”). The Company’s ownership of Loto Interactive thereby increased to 54.2%, and Loto Interactive became a subsidiary of the Company and was consolidated in the Consolidation statements of the Group from March 31, 2021.

The Group’s proportionate share of Loto Interactive’s net loss recognized in the unaudited interim condensed consolidated statements of comprehensive loss were RMB11,901 and RMB7,240 (US$1,121), including other comprehensive gain (loss) of RMB(1,973) and RMB4,063 (US$629), during the six months ended June 30, 2020 and 2021, respectively. The reclassification from other comprehensive loss into loss from equity method investments was RMB846 (US$131) for the consolidation of Loto Interactive on March 31, 2021.

Limited partnership

In April 2015, the Group and Guangda Sports Culture Capital L.P (“Guangda Sports Culture”) entered into a subscription agreement, whereby the Group agreed to purchase 9.9% limited partnership interest in Guangda Sports Culture’s fund for a total amount of RMB20,000. Based on actual funding, the limited partnership interest changed to 12.2% as of December 31, 2017.

Guangda Sports Culture’s investment strategy is primarily to invest in emerging companies operating in the PRC. Guangda Sports Culture’s investments are focused in the sports sectors. Guangda Sports Culture is scheduled to be in existence until February 9, 2018, and was extended to February 9, 2020 in 2018, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement. The Group’s proportionate share of Guangda’s net income (loss) recognized in the unaudited interim condensed consolidated statements of comprehensive loss were RMB(87) and RMB17 (US$2.6) during the six months ended June 30, 2020 and 2021, respectively.

In February 2017, the Group and Sparkland Venture Capital Growth Fund L.P (“Sparkland”) entered into a subscription agreement, whereby the Group agreed to purchase 6.67% limited partnership interest in Sparkland’s fund for a total amount of US$1,000. Based on actual funding, the limited partnership interest changed to 15.38% as of December 31, 2017.

Sparkland’s investments are focused in the Virtual Reality and Augmented Reality industries. The Group’s proportionate share of Sparkland’s net income recognized in the unaudited interim condensed consolidated statements of comprehensive loss were nil and RMB843 (US$131) during the six months ended June 30, 2020 and 2021, respectively.

All of these above-mentioned investments were classified as equity method investments as the Group does have significant influence over the entities. The net operating losses from these equity method investments recognized for the six months ended June 30, 2020 and 2021 were RMB7,980 and RMB8,772 (US$1,359), respectively. The Group recognized an impairment of RMB33,706 and nil in Loto Interactive for the six months ended June 30, 2020 and 2021, respectively.